SEGMENT INFORMATION - Schedule of Reportable Segments Financial Information By Geography (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reportable Segments Financial Information By Geography [Line Items]
Revenue		$ 1,157	$ 919	$ 915
Selling, General and Administrative Expenses	[1]	393	305	284
Adjusted EBITDA		649	515	538
CAPEX excl. licenses and ROU	[2]	351	221	155
Kyivstar
Schedule of Reportable Segments Financial Information By Geography [Line Items]
Revenue		1,157	919	915
Selling, General and Administrative Expenses	[1]	393	305	284
Adjusted EBITDA		649	515	538
CAPEX excl. licenses and ROU	[2]	$ 351	$ 221	$ 155

[1]	Upon adoption of IFRIC agenda decision in July 2024, on the disclosure of revenues and expenses for reportable segments related to application of requirements of IFRS 8, the Group has included Selling, general and administrative expenses by reportable segment, including comparative information.
[2]	This includes capital expenditures on property, plant and equipment of US$382 (2024: US$237), intangible assets of US$91 (2024: US$94) after deducting additions in licenses of US$1 (2024: US$35) and right-of-use assets of US$121 (2024:US$75).